Revenue - Additional Information (Detail) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disaggregation Of Revenue [Line Items]
Accumulated deficit	$ (257.6)	$ (257.6)	$ (178.4)
Revenue, practical expedient description		The Company has three separate performance obligations under its recurring SaaS fees for point-of-sale systems provided to merchants (1) point-of-sale software, (2) lease of hardware and (3) other support services.
Revenue, practical expedient		true
Deferred revenue	8.2	$ 8.2	5.6
Capitalized acquisition costs, net (Note 8)	29.3	29.3	$ 26.4
Effect of Change
Disaggregation Of Revenue [Line Items]
Deferred revenue	(0.5)	$ (0.5)
Effect of Change | Accounting Standards Update 2014-09 [Member]
Disaggregation Of Revenue [Line Items]
Accumulated deficit				$ 7.0
Number of revenue performance obligations		3
Revenue performance obligation description		The Company has elected to apply a practical expedient for contracts that have a term of one year or less and has not disclosed either the remaining performance obligation as of the end of the reporting period or when the Company expects to recognize the revenue.
Effect of Change | Accounting Standards Update 2014-09 [Member] | Other Operating Income (Expense) [Member]
Disaggregation Of Revenue [Line Items]
Operating lease cost	$ 12.4	$ 12.4